Note 5 - Accounts and Grants Receivable	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

Accounts and grants receivable consist of:

	June 30 , 201 9	December 31, 20 1 8
Trade receivable	$939,433	$913,458
Grants receivable	110,000	-
	$1,049,433	$913,458

As at
June 30, 2019,
the Company had accounts receivable of
$209,934
(
2018
-
$118,182
) great than
30
days overdue and
not
impaired.